Income Tax (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of provision for income taxes [Abstract]
Current	$ (76,343)	$ (123,001)	$ 595,421
Deferred
Less from discontinued operations		(58,386)
Total from continuing operations	$ (76,343)	$ (64,615)	$ 595,421